Comparative Figures	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Comparative figures	20 – Comparative figures Certain figures previously reported in 2010 and 2009 have been reclassified to conform with the basis of presentation adopted in 2011.